Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2016
PARENT COMPANY ONLY FINANCIAL STATEMENTS
PARENT COMPANY ONLY FINANCIAL STATEMENTS

20. PARENT COMPANY ONLY FINANCIAL STATEMENTS

The following balance sheets, statements of income, statements of comprehensive income and statements of cash flows for Green Bancorp, Inc. should be read in conjunction with the consolidated financial statements and the notes thereto.

GREEN BANCORP, INC.

(Parent Company Only)

CONDENSED BALANCE SHEETS

(Dollars in thousands)

	December 31,
	2016	2015

ASSETS
CASH AND DUE FROM BANKS	$4,534	$3,911
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS	6,461	6,411
Cash and cash equivalents	10,995	10,322
DEFERRED TAX ASSET, Net	-	-
INVESTMENT IN GREEN BANK, N.A.	422,802	420,966
INVESTMENT IN PATRIOT BANCSHARES CAPITAL TRUST I AND II	666	666
LOANS HELD FOR SALE	6,598	-
LOANS HELD FOR INVESTMENT	26,221	-
GOODWILL	12,673	12,673
OTHER ASSETS	1,277	1,236
TOTAL	$481,232	$445,863

LIABILITIES AND SHAREHOLDERS’ EQUITY
SUBORDINATED DEBENTURES	47,492	13,187
DEFERRED TAX LIABILITY, Net	2,907	3,037
LIABILITIES—Other liabilities	$351	$237
Total liabilities	50,750	16,461
SHAREHOLDERS’ EQUITY:
Common stock	372	368
Capital surplus	382,961	378,518
Retained earnings	49,127	50,099
Accumulated other comprehensive income, net	(725)	417
Less treasury shares, at cost	(1,253)	-
Total shareholders’ equity	430,482	429,402
TOTAL	$481,232	$445,863

GREEN BANCORP, INC.

(Parent Company Only)

CONDENSED STATEMENT OF OPERATIONS

(Dollars in thousands)

	For the Years ended December 31,
	2016	2015	2014

INCOME—Interest income	$67	$39	$26
Total income	67	39	26
EXPENSE—Subordinated debentures	1,182	227	-
General and administrative	2,806	3,293	1,894
Total expense	3,988	3,520	1,894
LOSS BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY AND INCOME TAXES	(3,921)	(3,481)	(1,868)
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, NET OF TAX	1,577	17,995	15,957
INCOME (LOSS) BEFORE INCOME TAXES	(2,344)	14,514	14,089
BENEFIT FOR INCOME TAXES	1,372	925	654
NET INCOME (LOSS)	$(972)	$15,439	$14,743

GREEN BANCORP, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Dollars in thousands)

	For the Years ended December 31,
	2016	2015	2014

NET INCOME (LOSS)	$(972)	$15,439	$14,743
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized (loss) gain on securities available-for-sale	(1,757)	(992)	1,830
Total other comprehensive income	(1,757)	(992)	1,830
DEFERRED TAX (BENEFIT) EXPENSE RELATED TO OTHER COMPREHENSIVE INCOME (LOSS)	(615)	(347)	641
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(1,142)	(645)	1,189
COMPREHENSIVE INCOME (LOSS)	$(2,114)	$14,794	$15,932

GREEN BANCORP, INC.

(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	For the Years ended December 31,
	2016	2015	2014

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(972)	$15,439	$14,743
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Equity in undistributed earnings of subsidiary	(1,577)	(17,995)	(15,957)
Amortization of debt valuation allowance	420	105	-
Amortization of issuance costs for subordinated notes	9	-	-
Deferred income tax (expense) benefit	(130)	(18)	17
Increase in other assets, net	(41)	(295)	(332)
Increase in other liabilities, net	114	146	34
Net cash used by operating activities	(2,177)	(2,618)	(1,495)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of loans from subsidiary	(32,819)	-	-
Capital contributed to subsidiary	-	-	(67,508)
Net cash and cash equivalents paid in connection with acquisitions	-	2,740	-
Net cash (used by) provided by investing activities	(32,819)	2,740	(67,508)

CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from issuance of subordinated notes, net	33,876	-	-
Common stock issued in connection with the exercise of stock options	3,046	1,534	125
Purchase of treasury stock	(1,253)	-	-
Proceeds from issuance of common stock, net of issuance expenses	-	-	72,591
Net cash provided by financing activities	35,669	1,534	72,716
NET INCREASE IN CASH AND CASH EQUIVALENTS	673	1,656	3,713
CASH AND CASH EQUIVALENTS:
Beginning of year	10,322	8,666	4,953
End of year	$10,995	$10,322	$8,666

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